Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investments	$ 422	$ 387
Investments in and advances to equity affiliates
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investments	262	261
Marketable equity securities - Trading (See Note 14) | Trading
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investments	60	56
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investments	$ 100	$ 70